JOINT VENTURES AND ASSOCIATES	12 Months Ended
Jun. 30, 2025
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

13.    JOINT VENTURES AND ASSOCIATES

	06/30/2025	06/30/2024
Assets
Synertech Industrias S.A.	39,334,762	39,749,851
Alfalfa Technologies S.R.L.	36,502	36,502
	39,371,264	39,786,353

	06/30/2025	06/30/2024
Liabilities
Trigall Genetics S.A.(i)	1,007,678	296,455
	1,007,678	296,455
(i)	The investment in Trigall has a negative balance because the company intends to make additional contributions or cover the losses of the investment.

Changes in joint ventures investments and affiliates:

	06/30/2025	06/30/2024
As of the beginning of the year	39,489,898	38,673,987
Share-based incentives	—	65,470
Sale of equity investment - Moolec Science S.A.	—	(900,000)
Reclassification of Moolec Sciense S.A.	—	(2,398,829)
Foreign currency translation	—	(238)
Share of profit or loss	(1,126,312)	4,049,508
As of the end of the year	38,363,586	39,489,898

Moolec Science S.A. ownership was reclassified as a marked-to-market asset (NASDAQ:MLEC). As of June 30, 2025, we own 155,364 ordinary shares, representing less than 5% of the company’s equity.

Share of profit or loss of joint ventures and affiliates:

	06/30/2025	06/30/2024	06/30/2023
Trigall Genetics S.A.	(711,223)	326,368	103,703
Synertech Industrias S.A.	(415,089)	3,723,140	564,598
Moolec Science S.A.	—	—	467,714
Indrasa Biotecnología S.A.	—	—	62,613
	(1,126,312)	4,049,508	1,198,628

There are no significant restrictions on the ability of the joint ventures and affiliates to transfer funds to the Group for cash dividends, or to repay loans or advances made by the Group, except for the Argentinian legal obligation to establish a legal reserve for 5% of the profit for the year until reaching 20% of the capital for Argentinian entities.

Summarized financial information prepared in accordance with International Financial Reporting Standards (“IFRS”) in relation to the joint ventures is presented below:

	Trigall Genetics
Summarized balance sheet	06/30/2025	06/30/2024
Current assets
Cash and cash equivalents	331,201	450,687
Other current assets	5,278,565	6,429,065
Total current assets	5,609,766	6,879,752

Non-current assets
Intangible assets	19,019,926	17,122,954
Investments in joint ventures and associates	3,935,124	3,623,325
Total non-current assets	22,955,050	20,746,279

Current liabilities
Other current liabilities	1,677,894	1,832,719
Total current liabilities	1,677,894	1,832,719

Non-current liabilities
Financial liabilities	24,363,613	22,318,949
Other non- current liabilities	1,229,668	653,604
Total non-current liabilities	25,593,281	22,972,553
Net assets	1,293,641	2,820,759

	Trigall Genetics
Summarized statements of comprehensive income	06/30/2025	06/30/2024	06/30/2023
Revenue	1,910,914	2,525,061	2,010,229
Finance income	19,011	—	—
Finance expense	(580,115)	(24,435)	(718,388)
Depreciation and amortization	(507,860)	(507,860)	(507,860)
Profit of the year	(61,964)	674,059	207,410
Other comprehensive income	—	—	(17,156)
Total comprehensive income	(61,964)	674,059	190,254

	Synertech
Summarized balance sheet	06/30/2025	06/30/2024
Current assets
Cash and cash equivalents	1,346,714	3,086
Other current assets	9,081,341	55,960,505
Total current assets	10,428,055	55,963,591

Non-current assets
Property, plan and equipment	10,065,936	11,195,394
Other non- current assets	43,632,401	—
Total non-current assets	53,698,337	11,195,394

Current liabilities
Financial liabilities	21,927,582	19,015,285
Other current liabilities	6,667,724	8,595,232
Total current liabilities	28,595,306	27,610,517

Non-current liabilities
Financial liabilities	—	—
Other non- current liabilities	1,246,318	3,447,008
Total non-current liabilities	1,246,318	3,447,008
Net assets	34,284,768	36,101,460

	Synertech
Summarized statements of comprehensive income	06/30/2025	06/30/2024	06/30/2023
Revenue	24,430,024	61,815,678	62,798,136
Finance income	(1,467,883)	5,608,329	633,741
Finance expense	(5,136,285)	(7,385,027)	(6,768,810)
Depreciation and amortization	(1,543,069)	(1,554,452)	(2,032,809)
(Loss)/Profit of the year	(1,816,693)	7,236,901	3,980,995
Other comprehensive (loss)/ income	—	—	(369,259)
Total comprehensive (loss)/income	(1,816,693)	7,236,901	3,611,736